Prepayments and Advances to Suppliers, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments and Advances to Suppliers, Net (Textual)
Provision for bad debt		$ 7,609,244	$ 386,563
Bad debt recovery	$ 1,192,142